Cover	May 28, 2024
Cover [Abstract]
Entity Registrant Name	Catheter Precision, Inc.
Entity Central Index Key	0001716621
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 28, 2024
Entity File Number	001-38677
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	38-3661826
Entity Address Address Line 1	1670 Highway 160 West
Entity Address Address Line 2	Suite 205
Entity Address City Or Town	Fort Mill
Entity Address State Or Province	SC
Entity Address Postal Zip Code	29708
City Area Code	973
Local Phone Number	691-2000
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	VTAK
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false